Related party disclosures - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [Line Items]
Financial guarantee on bank loan	$ 12	$ 12
Outstanding commitments made by entity, related party transactions	10	10
Barclay associate [member]
Disclosure of transactions between related parties [Line Items]
Loan to and from material associate investment (offset in accordance with IAS32)	$ 237	$ 237
Average interest rate on interest payable and receivable relating to loan to and from material associate investment	0.90%	0.80%
Barclay associate [member] | Dispute Settlement [Member]
Disclosure of transactions between related parties [Line Items]
Payment towards settlement of dispute	$ 18